Vanguard FTSE Social Index Fund
Supplement to the Prospectus and Summary Prospectus Dated December 19, 2025
As approved by the Fund’s Board of Trustees, Vanguard FTSE Social Index Fund (the “Fund”) has reduced its expense ratio for Admiral Shares. Effective February 2, 2026, the Annual Fund Operating Expenses table and the hypothetical expenses example for the Fund are hereby deleted and replaced with the following:
Prospectus and Summary Prospectus Text Changes for Vanguard FTSE Social Index Fund
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%
12b-1 Distribution Fee	None
Other Expenses	0.01%
Total Annual Fund Operating Expenses[1]	0.11%
1
The expense information shown in the table has been restated to reflect current fees.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
1 Year	3 Years	5 Years	10 Years
$11	$35	$62	$141

© 2026 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 513B 022026

Vanguard FTSE Social Index Fund
Supplement to the Prospectus and Summary Prospectus Dated December 19, 2025
As approved by the Fund’s Board of Trustees, Vanguard FTSE Social Index Fund (the “Fund”) has reduced its expense ratio for Institutional Shares. Effective February 2, 2026, the Annual Fund Operating Expenses table and the hypothetical expenses example for the Fund are hereby deleted and replaced with the following:
Prospectus and Summary Prospectus Text Changes for Vanguard FTSE Social Index Fund
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.02%
12b-1 Distribution Fee	None
Other Expenses	0.01%
Total Annual Fund Operating Expenses[1]	0.03%
1
The expense information shown in the table has been restated to reflect current fees.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
1 Year	3 Years	5 Years	10 Years
$3	$10	$17	$39

© 2026 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PSI 223B 022026

Vanguard Mega Cap Index Fund
Vanguard Mega Cap Value Index Fund
Supplement to the Prospectus and Summary Prospectuses Dated December 19, 2025
As approved by the Funds’ Board of Trustees, Vanguard Mega Cap Index Fund and Vanguard Mega Cap Value Index Fund (each, a “Fund”) have reduced their expense ratios for Institutional Shares. Effective February 2, 2026, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:
Prospectus and Summary Prospectus Text Changes for Vanguard Mega Cap Index Fund
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.04%
12b-1 Distribution Fee	None
Other Expenses	0.01%
Total Annual Fund Operating Expenses[1]	0.05%
1
The expense information shown in the table has been restated to reflect current fees.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
1 Year	3 Years	5 Years	10 Years
$5	$16	$28	$64

Prospectus and Summary Prospectus Text Changes for Vanguard Mega Cap Value Index Fund
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.03%
12b-1 Distribution Fee	None
Other Expenses	0.02%
Total Annual Fund Operating Expenses[1]	0.05%
1
The expense information shown in the table has been restated to reflect current fees.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
1 Year	3 Years	5 Years	10 Years
$5	$16	$28	$64

© 2026 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor.	PSI 828A 022026

Vanguard Mega Cap ETF
Vanguard Mega Cap Value ETF
Supplement to the Prospectus and Summary Prospectuses Dated December 19, 2025
As approved by the Funds’ Board of Trustees, Vanguard Mega Cap ETF and Vanguard Mega Cap Value ETF (each, a “Fund”) have reduced their expense ratios. Effective February 2, 2026, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:
Prospectus and Summary Prospectus Text Changes for Vanguard Mega Cap ETF
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.04%
12b-1 Distribution Fee	None
Other Expenses	0.01%
Total Annual Fund Operating Expenses[1]	0.05%
1
The expense information shown in the table has been restated to reflect current fees.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
1 Year	3 Years	5 Years	10 Years
$5	$16	$28	$64
This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.

Prospectus and Summary Prospectus Text Changes for Vanguard Mega Cap Value ETF
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.04%
12b-1 Distribution Fee	None
Other Expenses	0.01%
Total Annual Fund Operating Expenses[1]	0.05%
1
The expense information shown in the table has been restated to reflect current fees.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
1 Year	3 Years	5 Years	10 Years
$5	$16	$28	$64
This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.

© 2026 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 3137A 022026